Offerings - Offering: 1	May 22, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit | $ / shares	46.25
Maximum Aggregate Offering Price	$ 57,812,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,983.91
Offering Note

(1)
Amount to be registered consists of 1,250,000 shares of common stock of Hilton Grand Vacations Inc. (“Common Stock”) that may be offered or sold under the Hilton Grand Vacations Inc. 2023 Omnibus Incentive Plan, as amended (the “Plan”).

(2)
Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the NYSE on May 19, 2026.

(3)
Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.